Group income statement (Parenthetical) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Borrowing costs capitalised	$ 174	$ 175
PLC And Limited
Earnings per share [line items]
Weighted average number of ordinary shares outstanding (in shares)	1,618.1	1,617.3
Rio Tinto Plc
Earnings per share [line items]
Weighted average number of ordinary shares outstanding (in shares)	1,246.9	1,246.5
Rio Tinto Limited
Earnings per share [line items]
Weighted average number of ordinary shares outstanding (in shares)	371.2	370.8